Inventory, net - Schedule of Inventory, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Oct. 31, 2023	Sep. 07, 2023	Jun. 30, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 118,395	$ 85,528	$ 50,916
Work in process	33,650	23,549	25,042
Finished goods	13,483	11,169	11,080
Less: allowance for slow-moving and excess inventory	(5,048)	(2,669)	(3,922)	$ (1,457)	$ 0	$ (1,457)
Inventory, net	$ 160,480	$ 117,577	$ 83,116